Convertible debentures (Summary of Debt) (Details) - Convertible Debt - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Face amount	$ 21,800,000	$ 21,800,000
Premium (discount)	3,184,666	4,290,341
Convertible Debt, Noncurrent, Excluding Amount Due To Related Party	18,615,334	17,509,659
Less amounts due to related parties	(17,030,070)	(15,864,215)
Convertible Debt, Noncurrent, Including Amount Due To Related Party	1,585,264	1,645,444
American DG Energy
Debt Instrument [Line Items]
Face amount	19,400,000	19,400,000
Premium (discount)	3,321,088	4,523,051
Convertible Debt, Noncurrent, Excluding Amount Due To Related Party	16,078,912	14,876,949
Less amounts due to related parties	(16,078,912)	(14,876,949)
Convertible Debt, Noncurrent, Including Amount Due To Related Party	0	0
EuroSite Power
Debt Instrument [Line Items]
Face amount	2,400,000	2,400,000
Premium (discount)	(136,422)	(232,710)
Convertible Debt, Noncurrent, Excluding Amount Due To Related Party	2,536,422	2,632,710
Less amounts due to related parties	(951,158)	(987,266)
Convertible Debt, Noncurrent, Including Amount Due To Related Party	$ 1,585,264	$ 1,645,444